Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Reconciliation of net income to net income available to common shareholders
The following tables show the effect of dilutive options on the Company’s net income per common share
The following tables show the effect of dilutive options on the Company’s net income per common share.

	Year Ended December 31, 2019
	Income	Shares	Per Share
Basic EPS	$7,794,487	2,955,737	$2.64
Effect of Dilutive Securities:
Senior Convertible Debentures	362,640	302,200	(0.14)
Diluted EPS	$8,157,127	3,257,937	$2.50

(1)	Significant Accounting Policies, Continued

	Year Ended December 31, 2018			Year Ended December 31, 2017
	Income	Shares	Per Share	Income	Shares	Per Share
Basic EPS	$7,207,221	2,953,446	$2.44	$5,918,340	2,945,918	$2.01
Effect of Dilutive Securities:
Stock Options	—	0	—	—	951	—
Senior Convertible Debentures	362,640	303,200	(0.12)	301,339	303,200	(0.10)
Diluted EPS	$7,569,861	3,256,646	$2.32	$6,219,679	3,250,069	$1.91

There were no stock options outstanding as of December 31, 2019 and 2018; and therefore, no dilutive options in the calculation of diluted EPS for those periods. The average market price used in calculating the assumed number of dilutive shares issued for the year ended December 31, 2017 was $29.05.